Taxation (Components of Aggregate Deferred Income Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets
Accrued payroll and other expenses	$ 433	$ 293
Less: valuation allowance	(9)	(1)	(2)
Total current deferred tax assets, net	424	292
Non-current deferred tax assets
Net operating loss carry forwards	333	631
Excess advertising expenses carry forwards	2,007	1,963
Accrued payroll and other expenses	539	387
Others	606	46
Less: valuation allowance	(1,988)	(321)	(184)
Total non-current deferred tax assets, net	1,497	2,706
Total deferred tax assets, net	$ 1,921	$ 2,998